Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies and Practices
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

These unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission and accounting principles generally accepted in the United States (“U.S. GAAP”) for interim reporting. Accordingly, certain notes or other information that are normally required by U.S. GAAP have been omitted if they substantially duplicate the disclosures contained in the Company’s annual audited consolidated financial statements. Accordingly, the unaudited condensed consolidated financial statements should be read in connection with the Company’s audited financial statements and related notes as of and for the year ended December 31, 2019. The accompanying condensed consolidated financial statements are unaudited; however, in the opinion of management, they include all normal and recurring adjustments necessary for a fair presentation of the Company’s unaudited condensed consolidated financial statements for the periods presented. Results of operations reported for interim periods are not necessarily indicative of results for the entire year, due to seasonal fluctuations in the Company’s revenue as a result of timing of various sports seasons and other factors.

Pursuant to the Business Combination, the merger between a subsidiary of DEAC and Old DK was accounted for as a reverse recapitalization in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, DEAC was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Old DK issuing stock for the net assets of DEAC, accompanied by a recapitalization. The net assets of DEAC are stated at historical cost, with no goodwill or other intangible assets recorded. The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Old DK. The shares and corresponding capital amounts and earnings per share available for common stockholders, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination. Further, Old DK was determined to be the accounting acquirer in the SBTech Acquisition, as such, the acquisition is considered a business combination under ASC 805, and was accounted for using the acquisition method of accounting. DraftKings recorded the fair value of assets acquired and liabilities assumed from SBTech. The presented financial information for the three months and six months ended June 30, 2020 includes the financial information and activities for SBTech for the period from April 24, 2020 to (and including) June 30, 2020 (68 days).

The accompanying unaudited condensed consolidated financial statements include the accounts and operations of the Company. All intercompany accounts and transactions have been eliminated.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) consists of foreign currency translation adjustments related to the effect of foreign exchange on the value of our assets denominated in Euros. Cumulative translation gains or losses are included in the consolidated statements of operations.

Foreign Currency

Foreign Currency

Our reporting currency is the U.S. dollar while the functional currency of non-U.S. subsidiaries is the Euro. The financial statements of non-U.S. subsidiaries are translated into United States dollars in accordance with ASC 830, using period-end rates of exchange for assets and liabilities, and average rates of exchange for the period for revenues, costs, and expenses and historical rates for equity. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining other comprehensive income (loss).

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions reflected in the financial statements relate to and include, but are not limited to, the valuation of equity awards; fair value estimates of embedded derivatives; purchase price allocations, including fair value estimates of intangible assets and long-term contingent liabilities; the estimated useful lives of fixed assets and intangible assets, including internally developed software costs; and accrued expenses.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions reflected in the financial statements relate to and include, but are not limited to, the valuation of equity awards; fair value estimates of embedded derivatives; purchase price allocations, including fair value estimates of intangible assets and long-term contingent liabilities; the estimated useful lives of fixed assets and intangible assets, including internally developed software costs; and accrued expenses.

Going Concern

Going Concern

Based on anticipated spend and cash received from the Business Combination, exercise of Warrants, the follow-on equity offering and the timing of expenditure assumptions, the Company currently expects that its cash will be sufficient to fund its operating expenses and capital expenditure requirements for at least 12 months after August 14, 2020. The Company has experienced operating losses and negative operating cash flows for the year ended December 31, 2019 and for the six-month periods ended June 30, 2020 and June 30, 2019 and for the three-month periods ended June 30, 2020 and June 30, 2019. The Company expects to continue to incur annual operating losses and annual negative operating cash flow for the foreseeable future.

Going Concern

Since its inception, the Company has funded its operations primarily with proceeds from sales of convertible preferred stock (including proceeds from convertible debt, which converted into convertible preferred stock) and borrowings under loan and security agreements. The Company has experienced operating losses for the years ended December 31, 2019, 2018 and 2017. In addition, as of December 31, 2019, 2018 and 2017, the Company had negative operating cash flows of $78,880,  $45,579 and $88,437, respectively. The Company expects to continue to incur operating losses for the foreseeable future. As of March 12, 2020, the issuance date of the annual consolidated financial statements for the year ended December 31, 2019, the Company does not expect that its cash and cash equivalents, cash provided by financing activities (including those disclosed in Note 7) and the ability to draw down on its line of credit, will be sufficient to fund its operating expenses, capital expenditure requirements and debt service payments through March 12, 2021.

The Company plans to seek additional funding through equity financings or other capital sources, including collaborations with other companies or other strategic transactions. The Company may not be able to obtain financing on acceptable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders.

If the Company is unable to obtain funding, the Company will be forced to delay or reduce some of its product portfolio expansion efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.

Based on its recurring losses from operations incurred, expectation of continuing operating losses for the foreseeable future, and need to raise additional capital to finance its future operations, as of the issuance date of the annual consolidated financial statements for the year ended December 31, 2019, the Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Emerging Growth Company

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which- is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used. The Company expects to lose its emerging growth company status on December 31, 2020. As a result, the Company will adopt all accounting pronouncements currently deferred based on private company standards for purposes of the 2020 Form 10-K filing.

Concentration of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of operating cash and cash reserved for users. The Company maintains separate accounts for cash and cash reserved for users primarily across two financial institutions; however, the vast majority is held with one financial institution, which management believes to be of a high credit quality, in amounts that exceed federally insured limits. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of operating cash and cash reserved for users. The Company maintains cash and cash reserves for users primarily across five financial institutions; however, the vast majority is held with one financial institution within separate bank accounts, which management believes to be of a high credit quality, in amounts that exceed federally insured limits. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Acquisitions

Acquisitions

The Company accounts for business combinations under the acquisition method of accounting, in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations, which requires assets acquired and liabilities assumed to be recognized at their fair values on the acquisition date. Any excess of the fair value of purchase consideration over the fair value of the assets acquired less liabilities assumed is recorded as goodwill. The fair values of the assets acquired, and liabilities assumed are determined based upon the valuation of the acquired business and involves management making significant estimates and assumptions.

Acquisitions

The Company accounts for business combinations under the acquisition method of accounting, in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations, which requires assets acquired and liabilities assumed to be recognized at their fair values on the acquisition date. Any excess of the fair value of purchase consideration over the fair value of the assets acquired less liabilities assumed is recorded as goodwill. The fair values of the assets acquired and liabilities assumed are determined based upon the valuation of the acquired business and involves management making significant estimates and assumptions.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of highly liquid savings, checking and instant access internet bank accounts and short-term term deposits which are owned by the company. The maturity of cash and cash equivalents do not exceed three months at the time of deposit and are not restricted.

Cash Cash includes highly liquid checking and instant access internet banking accounts which are owned by the Company.
Cash Reserved for Users

Cash Reserved for Users

The Company maintains separate bank accounts to segregate users’ funds from operational funds. In certain regulated jurisdictions, user funds are held by DK Player Reserve, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company, which was organized for the purpose of protecting users’ funds in the event of creditor claims.

Receivables Reserved for Users

Receivables Reserved for Users

Receivables for user deposits not yet received are stated at the amount the Company expects to collect from a payment processor, less any allowance for doubtful accounts. These receivables arise, primarily, due to process timing between when a user deposits and when the Company receives that deposit from the payment processor. Receivables also arise due to the securitization policies of certain payment processors. The allowance for doubtful accounts is determined based on probability of the non-payment of the receivable by the payment processor. This provision is recorded in a separate account with the loss being recognized within general and administrative expenses in the unaudited condensed consolidated statements of operations. On assessment that the receivable will not be collectable, the gross carrying value of the asset is written off against the associated provision. The provision at June 30, 2020 and December 31, 2019 was $428 and $0, respectively.

Accounts Receivables

Accounts Receivables

Accounts receivables are recorded at amortized cost, less any allowance for doubtful accounts. The allowance for doubtful accounts is determined based on probability of the non-payment of the receivable. This provision is recorded in a separate account with the loss being recognized within general and administrative expenses in the condensed consolidated statements of operations. On assessment that the trade receivable will not be collectable, the gross carrying value of the asset is written off against the associated provision. The provision at June 30, 2020 and December 31, 2019 was $223 and $0, respectively.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are carried at cost, net of accumulated depreciation. Depreciation is computed utilizing the straight-line method over the estimated useful life of the asset. Leasehold improvements depreciation is computed over the shorter of the lease term or estimated useful life of the asset. Additions and improvements are capitalized, while repairs and maintenance are expensed as incurred. Useful lives of each asset class are as follows:

Computer equipment and software	3 years
Furniture and fixtures	7 years
Leasehold improvements	Lesser of the lease terms or the estimated useful lives of the improvements, generally 1-10 years

Property and Equipment, net

Property and equipment are carried at cost, net of accumulated depreciation. Depreciation is computed utilizing the straight-line method over the estimated useful life of the asset. Leasehold improvements depreciation is computed over the shorter of the lease term or estimated useful life of the asset. Additions and improvements are capitalized, while repairs and maintenance are expensed as incurred. Useful lives of each asset class are as follows:

Computer equipment and software	3 years
Furniture and fixtures	7 years
Leasehold improvements	Lesser of the lease terms or the estimated useful lives of the improvements, generally 1 - 10 years

Intangible Assets, Net

Intangible Assets, Net

The Company’s intangible assets consist of Developed Technology, Customer Relationships, Internally-Developed Software, Gaming Licenses and Trademarks and Tradenames.

Developed Technology

Developed technology relates to the design and development of sports betting and casino gaming platform software for online and retail sportsbook and casino gaming products acquired from SBTech and recorded at fair value. Capitalized development costs are amortized on a straight-line basis over their estimated useful life of eight years once the development is completed and the assets are in use. All other expenditures, including those incurred in order to maintain an intangible asset’s current level of performance, are expensed as incurred.

Customer Relationships

User relationships are finite-lived intangible assets which are amortized over their estimated useful lives of five years. User relationships are generally recognized as the result of business combinations.

Internally Developed Software

Software that is developed for internal use is accounted for pursuant to ASC Topic 350-40, Intangibles, Goodwill and Other — Internal-Use Software. Qualifying costs incurred to develop internal-use software are capitalized when (i) the preliminary project stage is completed, (ii) management has authorized further funding for the completion of the project and (iii) it is probable that the project will be completed and perform as intended. These capitalized costs include compensation for employees who develop internal-use software and external costs related to  development of internal use software. Capitalization of these costs ceases once the project is substantially complete and the software is ready for its intended purpose. Internally developed software is amortized using the straight-line method over an estimated useful life of three to four years and the related amortization expense is classified as cost of revenue in the consolidated statements of operations.

Gaming Licenses

The Company incurs fees in connection with applying for and maintaining good standing in jurisdictions via business licenses. Fees incurred in connection with the application and subsequent renewals are capitalized and amortized using the straight-line method over an estimated useful life. In certain arrangements, the Company enters into agreements to operate on a business partner’s license in exchange for upfront fees.  These fees are amortized over the shorter of its expected benefit under the partnership agreement or estimated useful life.

Trademarks and Tradenames

The Company incurs fees in connection with applying for and maintaining trademarks and tradenames. Fees incurred in connection with the application and subsequent renewals are capitalized and amortized using the straight-line method over an estimated useful life of three years.

Goodwill

Goodwill

The Company performs its annual impairment testing on October 1 of each year or when circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. The Company’s business is classified into three reporting units: B2C, Media and B2B. In the prior year, the Company performed its impairment testing on December 31. In testing goodwill for impairment, the Company has the option to begin with a qualitative assessment, commonly referred to as “Step 0,” to determine whether it is more likely than not that the fair value of a reporting unit containing goodwill is less than its carrying value. This qualitative assessment may include, but is not limited to, reviewing factors such as macroeconomic conditions, industry and market considerations, cost factors, entity-specific financial performance and other events, such as changes in the Company’s management, strategy and primary user base. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, the Company performs a quantitative goodwill impairment analysis. Depending upon the results of that measurement, the recorded goodwill may be written down and impairment expense is recorded in the consolidated statements of operations when the carrying amount of the reporting unit exceeds the fair value of the reporting unit. The Company performed its annual impairment assessment of goodwill as of December 31, 2019, and a subsequent impairment assessment as of March 31, 2020 for an identified triggering event. As of June 30, 2020, the Company identified an indicator of impairment and determined that it was more likely than not that the goodwill was  not impaired.

Goodwill

The Company performs its annual impairment testing at December 31. In testing goodwill for impairment, the Company first considers qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit containing goodwill is less than its carrying value. Such qualitative factors include macroeconomic conditions, industry and market considerations, cost factors, entity-specific financial performance and other events, such as changes in management, strategy and primary user base. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, the Company performs a two-step goodwill impairment test. The two-step test starts with comparing the fair value of the reporting unit to the carrying amount of a reporting unit, including goodwill. If the fair value exceeds the carrying amount, no impairment loss is recognized. However, if the carrying amount of the reporting unit exceeds its fair value, the second step is performed to determine if goodwill is impaired. If the Company determines that goodwill is impaired, an impairment charge is recorded in the consolidated statements of operations. Based on the assessment performed during the years ended December 31, 2019 and 2018, the Company determined it was more likely than not that goodwill is not impaired.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, except for goodwill, consist of property and equipment and finite-lived acquired intangible assets, such as internal-use software, developed software, gaming licenses, trademarks, tradenames and customer relationships. Long-lived assets, except for goodwill, are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. Impairment expense is recognized when the estimated undiscounted future cash flows expected to result from the asset are less than the asset’s carrying amount. Any impairment expense recognized would equal the amount the carrying value of the impaired asset exceeds its fair value. There was immaterial impairment related to internally developed software on abandoned projects during the year ended December 31, 2019. As of March 31, 2020, and June 30, 2020, the Company determined that long-lived assets were not impaired.

Impairment of Long-Lived Assets

Long-lived assets, except for goodwill, consist of property and equipment and finite-lived acquired intangible assets, such as internal-use software, state licenses and user relationships. Long-lived assets, except for goodwill, are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. An impairment loss would be recognized when the estimated undiscounted future cash flows expected to result from the asset group are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset group over its fair value, determined based on discounted future cash flows. There were immaterial impairments related to previously capitalized software that were not placed in service during the years ended December 31, 2019 and 2018.

Equity Method Investment

Equity Method Investment

The Company has a 46% membership interest in DKFS, LLC. The Company uses the equity method to account for investments in which the Company has the ability to exercise significant influence over the operating and financial policies of the investee, but does not exercise control. The Company’s carrying value in the equity method investee is reflected in the caption “Equity method investment” on the consolidated balance sheets. Changes in value of DKFS, LLC are recorded in “Loss from equity method investment” on the consolidated statements of operations. The Company’s judgment regarding its level of influence over the equity method investee includes considering key factors, such as ownership interest, representation on the board of directors, and participation in policy-making decisions.

Under the equity method, the Company’s investment is initially measured at cost and subsequently increased or decreased to recognize the Company’s share of income and losses of the investee, capital contributions and distributions and impairment losses. The Company performs a qualitative assessment annually and recognizes an impairment if there are sufficient indicators that the fair value of the investment is less than carrying value.

Equity Method Investment

The Company owns 46% of the common stock of DKFS, LLC. The Company uses the equity method to account for investments in which the Company has the ability to exercise significant influence over operating and financial policies of the investee, but do not control. The Company’s carrying value in the equity method investee is reflected in the caption “Equity method investment” on the consolidated balance sheets and changes in value are recorded in other income (expenses), net on the consolidated statements of operations. The Company’s judgment regarding the level of influence over the equity method investee includes considering key factors, such as ownership interest, representation on the board of directors, and participation in policy-making decisions.

Under the equity method, the Company’s investment is initially measured at cost and subsequently increased or decreased to recognize the Company’s share of income and losses of the investee, dividends received, capital contributions and distributions and impairment losses. The Company performs a qualitative assessment quarterly and recognizes an impairment if there are sufficient indicators that the fair value of the investment is less than carrying value.

Leases

Leases

The Company accounts for leases under the provisions of ASC Topic 840, Leases, which requires that leases be evaluated and classified as operating or capital leases for financial reporting purposes. The terms used for the evaluation include renewal option periods in instances in which the exercise of the renewal option can be reasonably assured and failure to exercise such option would result in an economic penalty. Leases are classified as capital leases whenever the terms of the lease substantially transfers all of the risks and rewards of ownership to the lessee. All other leases are recorded as operating leases. As of June 30, 2020, and December 31, 2019, all of the Company’s leases were operating leases.

The Company recognizes rent expense on operating leases on a straight-line basis over the non-cancellable lease term. Operating leases with landlord-funded leasehold improvements are considered tenant allowances and are amortized as a reduction of rent expense over the non-cancellable lease term. Deferred rent liability, which is calculated as the difference between contractual lease payments and the rent expense, is recorded in accounts payable and accrued expenses and other long-term liabilities in the consolidated balance sheets.

Leases

The Company accounts for leases under the provisions of ASC Topic 840, Leases, which requires that leases be evaluated and classified as operating or capital leases for financial reporting purposes. The terms used for the evaluation include renewal option periods in instances in which the exercise of the renewal option can be reasonably assured and failure to exercise such option would result in an economic penalty. Leases are classified as capital leases whenever the terms of the lease transfer substantially all of the risks and rewards of ownership to the lessee. All other leases are recorded as operating leases. As of December 31, 2019 and 2018, all of the Company’s leases were operating leases.

The Company recognizes rent expense on operating leases on a straight-line basis over the non-cancellable lease term. Operating leases with landlord-funded leasehold improvements are considered tenant allowances and are amortized as a reduction of rent expense over the non-cancellable lease term. Deferred rent liability, which is calculated as the difference between contractual lease payments and the rent expense, is recorded in other long-term liabilities in the consolidated balance sheets.

Liabilities to Users

Liabilities to Users

The Company records liabilities for user account balances. User account balances consist of user deposits, most promotional awards and winnings less user withdrawals, tax withholdings and losses. Liabilities to users are reserved at all times by the cash reserved for users and receivables reserved for users.

Revenue Recognition

Revenue Recognition

ASC Topic 606, Revenue from Contracts with Customers requires companies to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the standard requires disclosures of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The Company adopted ASC 606 effective January 1, 2019 using the modified retrospective method and the cumulative effect was immaterial to the unaudited condensed consolidated financial statements. See Note 9 – Revenue Recognition for further details.

The Company determines revenue recognition through the following steps:

• Identifying the contract, or contracts, with the customer;
• Identifying the performance obligations in the contract;
• Determining the transaction price;
• Allocating the transaction price to performance obligations in the contract; and
• Recognizing revenue when, or as, the Company satisfies performance obligations by transferring the promised good or services.

The Company is currently engaged in the business of digital sports entertainment and gaming and provides users with online gaming opportunities. The following is a description of the Company’s revenue streams:

Online Gaming

DFS is a peer-to-peer platform in which users compete against one another for prizes. Users pay an entry fee (ranging from $0 to $10,000 per user) to join a DFS contest and compete against each other for prizes, which are distributed to the highest performing competitors in each contest as defined by each contest’s prize table. DFS revenue is generated from contest entry fees from users, net of prizes awarded to users and certain customer incentives. Sportsbook or sports betting involves a user wagering money on a particular outcome of an event. In the event the user’s wager wins, the Company pays the user a pre-determined amount known as fixed odds. Sportsbook revenue is generated by setting odds such that there is a built-in theoretical margin in each sports wagering opportunity offered to users. Sportsbook revenue is generated from user’s wagers net of payouts made on user winning wagers and incentives awarded to users. iGaming, or online casino, offerings typically include wagering games available in land-based casinos, such as blackjack, roulette and slot machines. For these offerings, the Company functions similarly to land-based casinos, generating revenue through hold, or gross winnings, as users play against the house. iGaming revenue is generated from user wagers net of payouts made on user’s winning wagers and incentives awarded to users.

DFS, Sportsbook and iGaming, each as described above, create a single performance obligation for the Company to operate contests or games and award prizes or payouts to users based on results. Revenue is recognized at the conclusion of each contest, wager, or wagering game hand. Additionally, certain incentives given to customers create material rights and represent separate performance obligations. User incentives in certain cases create liabilities when awarded to players and in those cases are generally recognized as revenue upon redemption.

Gaming software

The Company contracts with business customers to provide sports and casino betting software solutions. Gaming software revenue is recognized when control of the solutions is transferred to the customer in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for providing control of the sports betting and casino software.

The Company’s direct customer contract revenue is generally calculated as a percentage of the wagering revenue generated by the business customer using our software and is recognized in the periods in which those wagering and related activities conclude. In contrast, the Company provides distributors with the right to resell the Company’s software-as-a-service offering to their clients, using their own infrastructure. In reseller arrangements revenue is generally calculated via  a fixed monthly fee and an additional  monthly fee which varies based on the number of gaming operators to whom each reseller sub-licenses the Company’s software. Our direct customer arrangements do not provide the customers with the right to take possession of our software, but only the right to purchase access to the Company’s sports and casino wagering software for a defined contractual period. In reseller arrangements, as opposed to direct customer arrangements, the resellers purchase a software license which enables them to install, host, and serve their operators’ base using the Company’s software.

Transaction Price Considerations

Variable Consideration

Variability in the transaction price arises primarily due to market-based pricing and cash discounts. DraftKings offers loyalty programs, free plays, deposit bonuses, discounts, rebates and other rewards and incentives to its customers. Revenue for DFS, Sportsbook and iGaming is collected prior to the contest or event and is fixed once the outcome is known. Prizes paid and payouts made to users are recognized when awarded to the player.

Allocation of transaction price to performance obligations

Contracts with customers may include multiple performance obligations. For such arrangements, the transaction price is allocated to performance obligations on a relative standalone selling price basis. Standalone selling prices are estimated based on observable data of the Company’s sales of such products and services to similar customers and in similar circumstances on a standalone basis. For Online Gaming, the Company allocates a portion of the transaction price to certain customer incentives that create material future customer rights. In addition, in the event of a multi-stage contest, the Company will allocate transaction price from the early contest stages to the contest’s final stage.

Certain costs to obtain or fulfill contracts

Under ASC 606, certain costs to obtain or fulfill a contract with a customer must be capitalized, to the extent recoverable from the associated contract margin, and subsequently amortized as the products or services are delivered to the customer. These costs are capitalized as contract acquisition costs and are amortized over the period of benefit to the customer. For the Company, the period of benefit is typically less than or equal to 1 year. As such, the Company applied the practical expedient and contract acquisition costs are expensed immediately. Customer contract costs which do not qualify for capitalization as contract fulfillment costs are expensed as incurred.

Contract balances

Contract assets and liabilities represent the differences in the timing of revenue recognition from the receipt of cash from the Company’s customers and billings. Contract assets reflect revenue recognized and performance obligations satisfied in advance of customer billing. The Company currently does not have contractual terms that require it to satisfy or partially satisfy its performance obligations in advance of customer billings.

Deferred revenue relates to payments received in advance of the satisfaction of performance under the contract. The Company maintains various programs to incentivize user behaviors, which allows users to earn awards. Incentive awards generally represent a material right to the user, and awards may be redeemed for future services. Incentive awards earned by users, but not yet redeemed, are generally expensed and included within liabilities to users on the consolidated balance sheets. When a user redeems most types of awards, the Company recognizes income in revenue on the consolidated statements of operations.

Certain player awards are not subject to expiration or have not been expired historically for these awards and the Company recognizes breakage (amounts not expected to be redeemed) to the extent there is no requirement for remitting balances to regulatory agencies. Revenue recognized related to breakage was $107 and $200 for the three and six months ended June 30, 2020, respectively, and $82 and $716 for the three and six months ended June 30, 2019, respectively.

Revenue Recognition

In 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014‑09, Revenue from Contracts with Customers (Topic 606) (“New Revenue Standard”). The New Revenue Standard requires companies to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the New Revenue Standard requires disclosures of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The Company adopted the New Revenue Standard effective January 1, 2019 using the modified retrospective method and the cumulative effect was immaterial to the consolidated financial statements. See Note 15 for a discussion of the effect of the New Revenue Standard on the consolidated financial statements.

The Company determines revenue recognition through the following steps:

•	Identifying the contract, or contracts, with the customer;
•	Identifying the performance obligations in the contract;
•	Determining the transaction price;
•	Allocating the transaction price to performance obligations in the contract; and
•	Recognizing revenue when, or as, the Company satisfies performance obligations by transferring the promised good or services.

The Company is currently engaged in the business of digital sports entertainment and gaming and provides users with daily fantasy sports content and online gaming opportunities. The following is a description of the Company’s revenue streams:

Daily Fantasy Sports (“DFS”) is a peer-to-peer platform in which users compete against one another for prizes. Users pay an entry fee (ranging from $0 to $10,000 per user) to join an event and compete against each other in short-duration contests for cash prizes, where the prize money is distributed to the highest performing competitors in the contest as defined by the prize table. DFS revenue is generated from contest entry fees from users, net of amounts paid out as prizes and customer incentives. Sportsbook or Sports betting involves a user placing a bet by wagering money on an event at some fixed odds (“proposition”) determined by the Company. In the event the user wins, the Company pays out the bet. Sportsbook revenue is generated by setting odds such that there is a built-in theoretical margin in each proposition offered to the users. iGaming, or online casino, offerings typically include the full suite of games available in land-based casinos, such as blackjack, roulette and slot machines. For these offerings, the Company functions similarly to land-based casinos, generating revenue through hold, or gross winnings, as users play against the house.

DFS, Sportsbook and iGaming as described above create a single performance obligation for the Company to operate the contest and award payouts to users based on the contest results. Revenue is recognized at the end of the respective event. Additionally, frequent player rewards given to customers for participation in gaming contests create material rights and represent separate performance obligations. Player awards create a liability when issued to players and are recognized as revenue when redeemed.

Other revenue represents revenue generated from media services, advertising and sponsored content provided by the Company and other miscellaneous revenue generating Sportsbook operations. Advertising and sponsored games represent a series of distinct services that are combined into a single performance obligation. Revenue from all other sources is recognized as control is transferred which is generally when the services are rendered.

Transaction Price Considerations

Variable Consideration: Variability in the transaction price arises primarily due to market-based pricing and cash discounts. DraftKings offers loyalty programs, free plays, deposit bonuses, discounts, rebates or other rewards and incentives to its customers in the form of marketing and promotion activities. Revenue for DFS, Sportsbook and iGaming is collected prior to the contest and is fixed for the arrangement. Player awards are recognized when awarded to the player. Media contracts typically do not contain variable payments or consideration payable to the customer.

Allocation of transaction price to performance obligations: Contracts with customers may include multiple performance obligations. For such arrangements, the transaction price is allocated to performance obligations on a relative standalone selling price basis. Standalone selling prices are estimated based on observable data of the Company’s sales of such products and services to similar customers and in similar circumstances on a standalone basis. For DFS, Sportsbook and iGaming, the Company will allocate a portion of the transaction price to frequent player awards that create material rights. In addition, the Company will allocate a portion of the transaction price from qualifier events to the related live final event within the DFS revenue stream.

Certain costs to obtain or fulfill contracts

Under the New Revenue Standard, certain costs to obtain or fulfill a contract with a customer must be capitalized, to the extent recoverable from the associated contract margin, and subsequently amortized as the products or services are delivered to the customer. These costs are capitalized as contract acquisition costs and are amortized over the period of benefit to the customer. For the Company, the period of benefit has been determined to be less than or equal to 1 year. As such, the Company applied the practical expedient and contract acquisition costs are expensed immediately. Customer contract costs which do not qualify for capitalization as contract fulfillment costs are expensed as incurred.

Contract balances

Contract assets and liabilities represent the differences in the timing of revenue recognition from the receipt of cash from the Company’s customers and billings. Contract assets reflect revenue recognized and performance obligations satisfied in advance of customer billing. The Company currently does not have contractual terms that require it to satisfy or partially satisfy its performance obligations in advance of customer billings.

Deferred revenue relates to payments received in advance of the satisfaction of performance under the contract. The Company maintains various customer loyalty programs, which allows users to earn frequent player rewards for playing in DraftKings contests. Player awards represents a material right to the customer, and awards may be redeemed for future services. Player awards earned by users, but not yet redeemed, are included within liabilities to users on the consolidated balance sheets. When a user redeems awards, the Company recognizes income in revenue on the consolidated statements of operations.

Certain player awards do not expire, and the Company recognizes breakage (amounts not expected to be redeemed) to the extent there is no requirement for remitting balances to governmental agencies under unclaimed property laws. Revenue from breakage is recognized in proportion to customer redemptions. Revenue recognized related to breakage was $1,179,  $421 and $1,800 in 2019, 2018 and 2017, respectively.

Refer to Note 15 for further information, including changes in deferred revenue during the period.

Cost of Revenue

Cost of Revenue

Cost of revenue consists primarily of variable costs. These include mainly (i) payment processing fees and chargebacks, (ii) product taxes, (iii) platform costs, (iv) revenue share / market access arrangements, and (v) feed / provider services. The Company incurs payment processing fees on user deposits, withdrawals and deposit reversals, known as chargebacks, that result from user complaints (chargebacks have not been material to date). Cost of revenue also includes expenses related to the distribution of our services, amortization of intangible assets and compensation of revenue associated personnel.

Cost of Revenue

Cost of revenue consists primarily of variable costs. These include mainly (i) payment processing fees and chargebacks, (ii) product taxes, (iii) platform costs and (iv) revenue share / market access arrangements. The Company incurs payment processing costs on user deposits and occasionally chargebacks as a result of user complaints (chargebacks have not been material to date).

Sales and Marketing

Sales and Marketing

Sales and marketing expenses consist primarily of expenses associated with advertising, conferences, strategic league and team partnerships and costs related to free to play contests and the compensation of sales and marketing personnel, including stock compensation expenses.

Sales and Marketing

Sales and marketing expenses consist primarily of expenses associated with advertising, strategic league and team partnerships and costs related to promotional contests (free contests funded entirely by the Company), including related personnel costs.

Product and Technology

Product and Technology

Product and technology expenses consist primarily of expenses which are not subject to capitalization or includable within Cost of Revenue. Product and Technology expenses include software licenses, depreciation of hardware and software and costs related to the compensation of product and technology personnel, including stock-based compensation.

Product and Technology

Product and technology expenses consist of platform and software development costs prior to product launch, comprised mainly of product development and support personnel costs, including stock compensation expense, and related professional services, as well as depreciation of related hardware and software.

General and Administrative

General and Administrative

General and administrative expenses consist of costs not related to Sales and Marketing, Product and Technology or the production of Revenue. General and administrative costs include professional services (including legal, regulatory, audit, accounting, lobbying and services related to the Business Combination), rent and facilities maintenance, contingencies, insurance, allowance for doubtful accounts receivable and depreciation of leasehold improvements and furniture and fixtures and costs related to the compensation of executive and non-executive personnel, including stock-based compensation.

Stock-based Compensation

Stock-based Compensation

The Company measures compensation expense for stock options and other stock awards in accordance with ASC Topic 718, Compensation — Stock Compensation. Stock-based compensation is measured at fair value on grant date and recognized as compensation expense over the requisite service period. Generally, the Company issues stock options and other stock awards to employees with service-based and/or performance-based vesting conditions. For awards with only service-based vesting conditions, the Company records compensation cost for these awards using the straight-line method less an assumed forfeiture rate. For awards with performance-based vesting conditions, the Company recognizes compensation cost on a tranche-by- tranche basis (the accelerated attribution method) less an assumed forfeiture rate.

Under the provisions of ASC Topic 505-50, Equity-Based Payments to Non-Employees, the Company measures stock-based awards granted to non-employees based on the fair value of the award on the date on which the related service is completed. Compensation expense is recognized over the period during which services are rendered by non-employees until service is completed. At the end of each financial reporting period, for share based payments issued in lieu of cash  prior to completion of the service, the fair value of these awards is remeasured using the then-current fair value of the Company’s common stock and updated assumption inputs in the Black-Scholes option-pricing model.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the unaudited condensed consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between U.S. GAAP treatment and tax treatment of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by considering taxable income in carryback years, existing taxable temporary differences, prudent and feasible tax planning strategies and estimated future taxable profits.

The Company accounts for uncertainty in income taxes recognized in the unaudited condensed consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the unaudited condensed consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate, as well as the related net interest and penalties.

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax provision. Potential for recovery of deferred tax assets is evaluated by considering taxable income in carryback years, existing taxable temporary differences, prudent and feasible tax planning strategies and estimated future taxable profits.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate, as well as the related net interest and penalties.

Fair Value Measurements

Fair Value Measurements

Certain assets and liabilities are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.

•

Level 2 - Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

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Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

Earnings (loss) per share

Earnings (loss) per share

Basic earnings (loss) per share is calculated using the two-class method. Under the two-class method, basic earnings (loss) is computed by dividing net income (loss) available to common stockholders by the weighted-average number of common shares outstanding during the period excluding the effects of any potentially dilutive securities. The weighted-average number of common shares outstanding during the period includes Class A common stock but is exclusive of Class B common stock as these shares have no economic or participating rights. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share, except that the denominator is increased to include the number of additional common shares that would have been outstanding if potential common shares had been issued if such additional common shares were dilutive. Since the Company had net losses for all the periods presented, basic and diluted earnings (loss) per share are the same, and additional potential common shares have been excluded, as their effect would be anti-dilutive.

Earnings (loss) per share

Basic earnings (loss) per share (“EPS”) is calculated using the two-class method. Under the two-class method, basic earnings (loss) is computed by dividing net income (loss) available to common stockholders by the weighted-average number of common shares outstanding during the period after deducting contractual amounts of accretion on Series E‑1 and Series F preferred shares and excluding the effects of any potentially dilutive securities. Diluted loss per share is computed similar to basic loss per share, except that the denominator is increased to include the number of additional common shares that would have been outstanding if potential common shares had been issued if such additional common shares were dilutive. Since the Company had net losses for all the periods presented, basic and diluted loss per share are the same, and additional potential common shares have been excluded, as their effect would be anti-dilutive.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Updated (“ASU”) No. 2018-07, Compensation — Stock Compensation (Topic 718), to simplify the accounting for share-based payments to non-employees by aligning it with the accounting for share-based payments to employees, with certain exceptions. Under the new standard, equity-classified non-employee awards are initially measured on the grant date and re-measured only upon modification, rather than at each reporting period. Measurement is based on an estimate of the fair value of the equity instruments to be issued. The Company adopted this pronouncement as of January 1, 2020. The adoption of this standard did not have a material impact on the Company.

Recently Adopted Accounting Pronouncements

As noted in the Company’s Revenue Recognition accounting policy above, the Company adopted Accounting Standards Updates (“ASU”) No. 2014‑09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014‑09”) effective January 1, 2019. The guidance in ASU 2014‑09 and subsequently issued amendments outlines a comprehensive model for all entities to use in accounting for revenue arising from contracts with customers as well as required disclosures.

DraftKings adopted Topic 606, applying the modified retrospective method to all contracts that were not completed as of January 1, 2019. For contracts that were modified before the date of adoption, the Company elected to reflect the aggregate effect of all modifications when (i) identifying the satisfied and unsatisfied performance obligations, (ii) determining the transaction price, and (iii) allocating the transaction price to the satisfied and unsatisfied performance obligations. The comparative information has not been restated and continues to be reported under the accounting standards in effect for these periods. The Company expects the timing of revenue recognition for its significant revenue streams to remain substantially unchanged, with no material effect on revenue. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements. See Note 15 — Revenue Recognition, for further details.

In March 2016, the FASB issued ASU 2016‑09, Compensation — Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016‑09”). The ASU is intended to simplify various aspects of accounting for share-based compensation arrangements, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. For example, the new guidance requires all excess tax benefits and tax deficiencies related to share-based payments to be recognized in income tax provision, and for those excess tax benefits to be recognized regardless of whether it reduces current taxes payable. The ASU also allows an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures as they occur. ASU 2016‑09 is effective for annual periods beginning after December 15, 2017. The Company adopted this ASU as of January 1, 2018 and elected to estimate the number of awards that are expected to vest. The Company included the impact of ASU 2016‑09 in its consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015‑17, Income Taxes (Topic 740) (“ASU 2015‑17”) to simplify the presentation of deferred taxes in a classified statement of financial position by requiring classification of all deferred tax positions as noncurrent, including valuation allowances, by jurisdiction. ASU 2015‑17 is effective for all other entities for fiscal years beginning after December 15, 2017 and interim periods within annual periods beginning after December 15, 2018. The Company adopted this ASU as of January 1, 2018 and all deferred tax positions are classified as noncurrent in the Company’s consolidated balance sheets.

Recent Accounting Pronouncements Not Yet Adopted

In December 2019, the FASB issued ASU 2019‑12, Simplifying the Accounting for Income Taxes. ASU 2019‑12 eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. The Update is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently in process of evaluating the impact of this new standard.

In August 2018, the FASB issued ASU 2018‑15, Intangibles   — Goodwill and Other — Internal-Use Software (Subtopic 350‑40). This Update addresses users’ accounting for implementation costs incurred in a cloud computing arrangement that is a service contract and also adds certain disclosure requirements related to implementation costs incurred for internal-use software and cloud computing arrangements. The amendment aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). This Update is effective for fiscal years beginning after December 15, 2020, and interim periods in annual periods beginning after December 15, 2021. The amendments in this Update can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company is currently in the process of evaluating the impact of this new standard.

In June 2018, the FASB issued ASU No. 2018‑07, Compensation — Stock Compensation (Topic 718), to simplify the accounting for share-based payments to non-employees by aligning it with the accounting for share-based payments to employees, with certain exceptions. Under the new standard, equity-classified non-employee awards will be initially measured on the grant date and re-measured only upon modification, rather than at each reporting period. Measurement will be based on an estimate of the fair value of the equity instruments to be issued. The standard is effective in fiscal years beginning after December 15, 2019 and interim periods within fiscal years beginning after December 15, 2020. Early adoption is not permitted before an entity’s adoption of ASC 606. The Company is currently in the process of evaluating the impact of this new standard.

In February 2016, the FASB issued ASU No. 2016‑02, Leases (Topic 842) (“ASU 2016‑02”). ASU 2016‑02 increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016‑02 is effective for fiscal years beginning after December 15, 2019, and interim periods beginning after December 15, 2020. In November 2019, the FASB issued ASU 2019‑10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), to delay the adoption date for ASU 2016‑02. ASU 2016‑02 is now effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early adoption is still permitted. The Company is currently in the process of evaluating the impact of this new standard

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 is effective for fiscal years beginning after December 15, 2021, and interim periods beginning after December 15, 2022. Early adoption is still permitted. The Company expects to adopt this standard as of January 1, 2020 at December 31, 2020 and is currently in the process of evaluating the impact of this new standard.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which aligns the accounting for implementation costs incurred in a hosting arrangement that is a service contract with the accounting for implementation costs incurred to develop or obtain internal-use software under ASC 350-40, in order to determine which costs to capitalize and recognize as an asset and which costs to expense. Early adoption is still permitted. The Company expects to adopt this standard as of January 1, 2020 at December 31, 2020 and is currently in the process of evaluating the impact of this standard.

In December 18, 2019, the FASB issued ASU No. 2019-12, Income Taxes—Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. ASU 2019-12 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Company is currently evaluating the timing of adopting this guidance and the impact of adoption on its financial position, results of operations and cash flows.